MERRILL LYNCH
                                                              GLOBAL UTILITY

                               [GRAPHIC OMITTED]

                                                     STRATEGIC
                                                              Performance

                                                              Semi-Annual Report
                                                              May 31, 1999

                     MERRILL LYNCH GLOBAL UTILITY FUND, INC.

Sector Diversification As a Percentage of Equities as of May 31, 1999

                 Pie graph depicting the following percentages:

               Telecommunications                             54.4%
               Utilities--Electric                            29.8%
               Utilities--Gas                                 11.0%
               Utilities--Water                                4.8%

Geographical Diversification As a Percentage of Equities as of May 31, 1999

                 Pie graph depicting the following percentages:

               Europe                                         49.9%
               United States                                  42.6%
               Asia/Pacific Basin                              5.4%
               Americas (Ex-US)                                2.1%

                           Merrill Lynch Global Utility Fund, Inc., May 31, 1999

DEAR SHAREHOLDER

There were some conflicting signals regarding the future direction of the US economy during the quarter ended May 31, 1999. However, on balance the economic outlook continued to be positive. The US economic expansion is ongoing, especially in the consumer sector. Economic growth is not occurring at inflationary rates, although the Organization of Petroleum Exporting Countries
(OPEC) successfully engineered a near-term increase in the price of crude oil. Against this backdrop, the US Federal Reserve Board kept monetary policy on hold, but comments by Chairman Alan Greenspan suggested that tightening may occur if there are increasing signs of economic overheating. In fact, on June 30, 1999, the Federal Reserve Board increased the Federal Funds rate 0.25%. Outside of the United States, signs of growth are less apparent in other major industrial economies. Although the crisis in Yugoslavia has raised serious geopolitical concerns, it was not a significant factor in the economic or investment outlook. In Japan, there are not yet clear signs that Japan's economy is improving. There were growing signs of improvement in some emerging economies (most notably South Korea and Mexico), although concerns remain for others (such as Brazil and Argentina).

In the US capital markets, long-term interest rates rose during the May quarter. Although the spread between yields on Treasury securities and corporate issues of similar maturities has narrowed somewhat, it remains wide by historic standards. Although the US stock market exhibited greater price volatility, its advances broadened beyond relatively few growth stocks to the previously languishing cyclical sectors.

Investment Environment

The consolidation trend in the utility sector is spreading worldwide. Merger and acquisition activity has increased both domestically and internationally. Examples include the combination of the UK-based international cellular company, Vodaphone Group PLC (a Fund holding) and US-based global cellular operator, AirTouch Communications. The bidding contest between the Italian company Olivetti SpA and Fund holding Deutsche Telekom AG for the telecommunications services provider Telecom Italia, also a Fund holding, is another example. Activity has not only focused on the fast growing telecommunications sector but has also taken place in the electric and water sectors. Scottish Power PLC is in the process of acquiring the Oregon-based electric utility company PacifiCorp., a Fund holding. In approving this transaction and the National Grid (UK)--New England Electric System purchase, Federal Energy Regulatory Commission Chairman James Hoecker said it was noteworthy that as US electric power markets deregulate, individual utilities are sought out by foreign buyers. "These mergers illustrate," he said, "how attractive US utilities are to foreign capital markets."

Fund holding Vivendi, a leader in the water business and headquartered in France, has acquired United States Filter Corporation, which provides water and wastewater treatment systems, products and services to all customer classes. Yorkshire Water, of the United Kingdom, just announced its first US acquisition, the Connecticut-based water treatment service company, Aquarion Co.

This recent cross-border activity in the utility sector is in addition to the numerous joint ventures and partnerships that have already occurred. Some examples in this area include the Philadelphia-based electric utility company PECO Energy Company joining with the UK-based nuclear electric company British Energy to purchase and/or operate nuclear plants in the United States. In addition, France Telecom and Deutsche Telekom each own a position in the US-based telecommunications provider Sprint Corp.

Turning to US-based utility companies, we have seen an acceleration in the merger and acquisition activity that has been occurring for some time now. Recent activity in this region has included the natural gas company El Paso Energy proposing to buy Fund holding Sonat Inc., another natural gas pipeline company. Global Crossing Ltd., a provider of global long-distance telecommunications facilities and services which has agreed to purchase the telecommunications provider Frontier Corporation, a Fund holding, has found itself in a bidding war with Qwest Commu nications. On the electric side, Denver-based Fund holding New Century Energies, Inc. and Minneapolis-based Northern States Power have announced plans to merge operations. On the gas side, Dynegy, Inc., the natural gas and electric trading company, has agreed to buy Illinova Corp.

This heightened level of activity among utilities might imply the opportunity for enhanced growth driven by both revenues and cost reductions. Combining common operations, increased usage of existing and new technologies over a larger operating base and labor force rationalization may all result in reduced expenditures. With the prospects for growth improving as a result of the current consolidation trend in the utility industry, we are likely to see attractive investment opportunities.

Portfolio Matters

During the May quarter, the Fund's overweighted strategy in European-based utility stocks was negatively impacted by the surprising strength in the US dollar relative to the euro. Reduced economic growth estimates for the region and nervousness over the direction of interest rates both in the United States and abroad, coupled with the military action in Kosovo, contributed to this euro weakness. Fundamentally, the outlook for many of the Fund's holdings in the European region has improved. Increased usage of the Internet is driving demand for basic telecommunications services, and better pricing with improved technology is raising the penetration and usage of mobile telephones. This has been particularly evident in the results from Italy, Spain and the United Kingdom. Finally, with continued higher interest rates in the United States a possibility and considering the adverse derivative effects they may have on emerging markets, the assessment of risk versus return among global utilities remains a challenge.

During the May quarter, we added to one domestic utility company, Houston-based Reliant Energy, Inc. The company provides both electric and natural gas to consumers. The company also has interests in South American electric utilities. Recent news coming from the Texas regulatory authorities has been constructive for the company's outlook. We also eliminated three holdings based on valuation considerations.

In Conclusion

We thank you for your investment in Merrill Lynch Global Utility Fund, Inc., and we look forward to discussing our investment strategy and outlook with you in our next report to shareholders.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director


/s/ Walter D. Rogers

Walter D. Rogers
Senior Vice President and
Portfolio Manager

July 9, 1999


                                     2 & 3

                           Merrill Lynch Global Utility Fund, Inc., May 31, 1999

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account main tenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a represen tation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Average Annual Total Return

                                             % Return Without     % Return With
                                               Sales Charge       Sales Charge**
================================================================================
Class A Shares*
================================================================================
Year Ended 3/31/99                               + 4.71%             + 0.52%
--------------------------------------------------------------------------------
Five Years Ended 3/31/99                         +15.35              +14.41
--------------------------------------------------------------------------------
Inception (12/28/90)
through 3/31/99                                  +13.96              +13.40
--------------------------------------------------------------------------------
*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.

================================================================================
                                                  % Return           % Return
                                                Without CDSC        With CDSC**
================================================================================
Class B Shares*
================================================================================
Year Ended 3/31/99                               + 3.93%             + 0.14%
--------------------------------------------------------------------------------
Five Years Ended 3/31/99                         +14.47              +14.47
--------------------------------------------------------------------------------
Inception (12/28/90)
through 3/31/99                                  +13.08              +13.08
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                  % Return           % Return
                                                Without CDSC        With CDSC**
================================================================================
Class C Shares*
================================================================================
Year Ended 3/31/99                               + 3.91%             + 2.96%
--------------------------------------------------------------------------------
Inception (10/21/94)
through 3/31/99                                  +16.39              +16.39
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                             % Return Without     % Return With
                                               Sales Charge       Sales Charge**
================================================================================
Class D Shares*
================================================================================
Year Ended 3/31/99                               + 4.46%             + 0.28%
--------------------------------------------------------------------------------
Inception (10/21/94)
through 3/31/99                                  +17.04              +15.97
--------------------------------------------------------------------------------
*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.

Recent Performance Results*

                                                  12 Month         3 Month      Since Inception
                                                Total Return    Total Return     Total Return
================================================================================================
ML Global Utility Fund, Inc. Class A Shares         +11.88%         +0.79%           +203.58%
------------------------------------------------------------------------------------------------
ML Global Utility Fund, Inc. Class B Shares         +11.06          +0.64            +184.52
------------------------------------------------------------------------------------------------
ML Global Utility Fund, Inc. Class C Shares         +10.98          +0.60            +102.22
------------------------------------------------------------------------------------------------
ML Global Utility Fund, Inc. Class D Shares         +11.62          +0.77            +107.60
================================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's since inception periods are Class A & Class B Shares, from 12/28/90 to 5/31/99 and Class C & Class D Shares, from 10/21/94 to 5/31/99.

PORTFOLIO INFORMATION

Worldwide Investments as of May 31, 1999

Ten Largest Holdings                             Percent of
(Equity Investments)                             Net Assets
Telefonica SA*..................................    6.0%
Vodafone Group PLC (ADR)........................    4.3
Telecom Italia Mobile (TIM) SpA.................    4.1
Telecom Italia SpA (Registered Non-Convertible).    4.0
Telecom Italia SpA..............................    3.9
Vivendi*........................................    3.9
British Telecommunications PLC..................    2.8
MCI WorldCom Inc................................    2.4
Portugal Telecom SA (ADR).......................    2.4
Ameritech Corporation...........................    2.3
*     Includes combined holdings.

Deletions
BCT.Telus Communications Inc.
BCT.Telus Communications Inc. (A Shares)
PECO Energy Company
TransCanada PipeLines Limited

OFFICERS AND DIRECTORS

Terry K. Glenn, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Richard R. West, Director
Arthur Zeikel, Director
Walter D. Rogers, Senior Vice President and
 Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Ira P. Shapiro, Secretary

Custodian

The Chase Manhattan Bank, N.A.
4 MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863


                                     4 & 5

                           Merrill Lynch Global Utility Fund, Inc., May 31, 1999

SCHEDULE OF INVESTMENTS                                          (in US dollars)

                                                                                                                             Percent
                                       Shares                                                                       Value     of Net
COUNTRY         Industries              Held                  Common Stocks & Warrants & Rights        Cost       (Note 1a)   Assets
====================================================================================================================================
Australia       Telecommunications      721,400  +Cable & Wireless Optus Limited                   $   982,720   $  1,382,784   0.3%
                --------------------------------------------------------------------------------------------------------------------
                Utilities--Gas        1,239,621   Australian Gas Light Company Limited               3,540,897      7,866,313   2.0
                --------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks in Australia                   4,523,617      9,249,097   2.3
====================================================================================================================================
Austria         Utilities--Gas           24,320   EVN AG                                             1,896,384      3,517,099   0.9
                --------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks in Austria                     1,896,384      3,517,099   0.9
====================================================================================================================================
Brazil          Telecommunications       28,000  +Embratel Participacoes SA (ADR) (b)                  593,704        385,000   0.1
                                          2,800   Tele Celular Sul Participacoes SA (ADR) (b)           45,069         52,675   0.0
                                          9,333   Tele Centro Oeste Celular Participacoes SA (ADR) (b)  28,168         32,666   0.0
                                          5,600   Tele Centro Sul Participacoes SA (ADR) (b)           327,620        302,400   0.1
                                            560   Tele Leste Celular Participacoes SA (ADR) (b)         15,081         16,800   0.0
                                          1,400   Tele Nordeste Celular Participacoes SA (ADR) (b)      20,801         42,350   0.0
                                            560   Tele Norte Celular Participacoes SA (ADR) (b)          8,710         17,465   0.0
                                         28,000   Tele Norte Leste Participacoes SA (ADR) (b)          431,194        458,500   0.1
                                          5,600   Tele Sudeste Celular Participacoes SA (ADR) (b)      178,544        136,500   0.0
                                         28,000   Telecomunicacoes Brasileiras SA--Telebras (ADR) (b)    2,167          1,750   0.0
                                          1,400   Telemig Celular Participacoes SA (ADR) (b)            40,736         43,225   0.0
                                         11,200   Telesp Celular Participacoes SA (ADR) (b)            360,556        261,100   0.1
                                         28,000   Telesp Participacoes SA (ADR)(b)                   1,057,399        612,500   0.2
                                                                                                   -----------   ------------   ---
                                                                                                     3,109,749      2,362,931   0.6
                --------------------------------------------------------------------------------------------------------------------
                Utilities--Electric     300,000   Companhia Paranaense de Energia--Copel (ADR) (b)   5,400,000      2,250,000   0.6
                --------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks in Brazil                      8,509,749      4,612,931   1.2
====================================================================================================================================
Denmark         Telecommunications      160,000   Tele Danmark A/S (ADR) (b)                         3,764,160      8,190,000   2.1
                --------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks in Denmark                     3,764,160      8,190,000   2.1
====================================================================================================================================
Finland         Telecommunications       18,218   Sonera Group Oyj                                     160,197        356,959   0.1
                --------------------------------------------------------------------------------------------------------------------
                Utilities--Gas          495,000   Fortum Corporation, the IVO-Neste Group            3,139,431      2,689,830   0.7
                --------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks in Finland                     3,299,628      3,046,789   0.8
====================================================================================================================================
France          Utilities--Water        204,222   Vivendi                                            7,476,968     15,152,251   3.8
                                        204,222   Vivendi (Rights) (c)                                       0        211,278   0.1
                --------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks & Rights in France             7,476,968     15,363,529   3.9
====================================================================================================================================
Germany         Telecommunications       24,300   Deutsche Telekom AG                                  462,162        971,301   0.3
                                          6,843   Mannesmann AG                                        610,301        936,772   0.2
                                                                                                   -----------   ------------   ---
                                                                                                     1,072,463      1,908,073   0.5
                --------------------------------------------------------------------------------------------------------------------
                Utilities--Electric      40,000   RWE AG                                             1,799,334      1,791,130   0.4
                                         70,000   Veba AG                                            2,284,445      4,001,305   1.0
                                          4,000   Viag AG                                            1,764,306      1,826,660   0.5
                                                                                                   -----------   ------------   ---
                                                                                                     5,848,085      7,619,095   1.9
                --------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks in Germany                     6,920,548      9,527,168   2.4
====================================================================================================================================
Hong Kong       Utilities--Gas           174,301  Hong Kong and China Gas Company Ltd.                 178,364        247,267   0.0
                                           7,202  Hong Kong and China Gas Company Ltd.
                                                     (Warrants) (a)                                          0          1,003   0.0
                --------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks & Warrants in Hong Kong          178,364        248,270   0.0
====================================================================================================================================
Italy           Telecommunications     2,775,000  Telecom Italia Mobile (TIM) SpA                    2,012,515     16,355,295   4.1
                                       1,505,555  Telecom Italia SpA                                 2,746,349     15,544,253   3.9
                                       2,891,700  Telecom Italia SpA (Registered Non-Convertible)    5,447,174     15,743,716   4.0
                                                                                                   -----------   ------------   ---
                                                                                                    10,206,038     47,643,264  12.0
                --------------------------------------------------------------------------------------------------------------------
                Utilities--Electric      462,000  +AEM SpA                                             437,927        951,096   0.3
                --------------------------------------------------------------------------------------------------------------------
                Utilities--Gas         1,786,300  Italgas SpA                                        5,169,953      7,672,069   1.9
                --------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks in Italy                      15,813,918     56,266,429  14.2
====================================================================================================================================
Japan           Telecommunications           290  Nippon Telegraph & Telephone Corporation (NTT)     2,475,448      2,835,128   0.7
                --------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks in Japan                       2,475,448      2,835,128   0.7
====================================================================================================================================
Mexico          Telecommunications        35,000  Telefonos de Mexico SA (ADR) (b)                   1,924,311      2,797,813   0.7
                --------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks in Mexico                      1,924,311      2,797,813   0.7
====================================================================================================================================
New Zealand     Telecommunications        56,000  Telecom Corporation of New Zealand Limited
                                                     (ADR) (b)                                       1,230,138      1,939,000   0.5
                --------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks in New Zealand                 1,230,138      1,939,000   0.5
====================================================================================================================================
Philippines     Telecommunications       188,000  Philippine Long Distance Telephone Company
                                                     (ADR) (b)                                       4,077,062      5,428,500   1.4
                --------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks in the Philippines             4,077,062      5,428,500   1.4
====================================================================================================================================
Portugal        Telecommunications       205,740  Portugal Telecom SA (ADR) (b)                      4,576,844      9,309,735   2.4
                --------------------------------------------------------------------------------------------------------------------
                Utilities--Electric       80,820  EDP--Electricidade de Portugal, SA (ADR) (b)       3,540,889      2,909,520   0.7
                --------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks in Portugal                    8,117,733     12,219,255   3.1
====================================================================================================================================
Spain           Telecommunications       486,846  +Telefonica SA                                     5,492,570     23,392,512   5.9
                                           9,737  +Telefonica SA (New Shares)                                0        467,854   0.1
                                                                                                   -----------   ------------   ---
                                                                                                     5,492,570     23,860,366   6.0
                --------------------------------------------------------------------------------------------------------------------
                Utilities--Electric      259,200  Endesa SA (ADR) (b)                                2,556,672      5,589,000   1.4
                                          46,000  Hidroelectrica del Cantabrico, SA                  1,553,961      1,990,098   0.5
                                         323,500  Iberdrola SA                                       2,035,162      4,644,910   1.2
                                                                                                   -----------   ------------   ---
                                                                                                     6,145,795     12,224,008   3.1
                --------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks in Spain                      11,638,365     36,084,374   9.1
====================================================================================================================================
United Kingdom  Telecommunications       671,000  British Telecommunications PLC                     4,688,465     11,184,558   2.8
                                         226,062  Cable & Wireless PLC                               2,882,398      2,787,173   0.7
                                          88,000  Vodafone Group PLC (ADR) (b)                       2,605,300     16,841,000   4.3
                                                                                                   -----------   ------------   ---
                                                                                                    10,176,163     30,812,731   7.8
                --------------------------------------------------------------------------------------------------------------------


                                     6 & 7

                           Merrill Lynch Global Utility Fund, Inc., May 31, 1999

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

                                                                                                                             Percent
                                       Shares                                                                       Value     of Net
COUNTRY         Industries              Held                  Common Stocks & Warrants & Rights        Cost       (Note 1a)   Assets
====================================================================================================================================
United Kingdom  Utilities--Electric      208,000  National Power PLC                               $ 1,723,671   $  1,619,454   0.4%
(concluded)                              370,000  PowerGen PLC                                       2,705,142      4,022,695   1.0
                                                                                                   -----------   ------------  ----
                                                                                                     4,428,813      5,642,149   1.4
                --------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks in the United Kingdom         14,604,976     36,454,880   9.2
====================================================================================================================================
United States   Telecommunications        69,000  AT&T Corp.                                         1,848,510      3,829,500   1.0
                                         140,000  Ameritech Corporation                              2,996,450      9,213,750   2.3
                                          95,232  Bell Atlantic Corporation                          2,819,654      5,213,952   1.3
                                         183,600  BellSouth Corporation                              2,702,773      8,663,625   2.2
                                         108,000  Frontier Corporation                               2,193,480      5,683,500   1.4
                                          85,000  GTE Corporation                                    3,145,450      5,360,313   1.4
                                         108,000 +MCI WorldCom Inc.                                  3,572,937      9,321,750   2.4
                                         139,800  SBC Communications Inc.                            2,939,711      7,147,275   1.8
                                          68,000  U S WEST, Inc.                                     1,895,186      3,676,250   0.9
                                                                                                   -----------   ------------  ----
                                                                                                    24,114,151     58,109,915  14.7
                --------------------------------------------------------------------------------------------------------------------
                Utilities--Electric      156,000  Allegheny Energy, Inc.                             4,213,210      5,440,500   1.4
                                          87,200  BEC Energy                                         2,722,264      3,836,800   1.0
                                         166,962  Cinergy Corp.                                      4,045,124      5,697,578   1.4
                                          84,200  Consolidated Edison, Inc.                          2,991,744      4,088,962   1.0
                                         118,900  DTE Energy Company                                 4,092,463      5,179,581   1.3
                                          85,000  Duke Energy Corporation                            3,180,276      5,126,563   1.3
                                          86,000  Edison International                               1,925,397      2,365,000   0.6
                                         212,000  Energy East Corporation                            3,787,564      5,883,000   1.5
                                          90,000  FPL Group, Inc.                                    5,071,746      5,236,875   1.3
                                         127,300  GPU, Inc.                                          4,047,821      5,545,506   1.4
                                         124,000  New Century Energies, Inc.                         3,798,642      5,014,250   1.3
                                         239,500  NiSource Inc.                                      3,715,746      6,691,031   1.7
                                         183,000  PacifiCorp.                                        3,657,980      3,328,313   0.8
                                         144,200  Reliant Energy, Inc.                               3,802,144      4,398,100   1.1
                                          91,200  The Southern Company                               2,022,770      2,587,800   0.7
                                          68,000  TECO Energy, Inc.                                  1,789,080      1,576,750   0.4
                                         100,000  TXU                                                3,506,000      4,500,000   1.1
                                                                                                   -----------   ------------  ----
                                                                                                    58,369,971     76,496,609  19.3
                --------------------------------------------------------------------------------------------------------------------
                Utilities--Gas            95,000  The Coastal Corporation                            1,262,602      3,663,437   0.9
                                          40,000  Enron Corp.                                        1,842,108      2,855,000   0.7
                                         130,000  KeySpan Energy                                     3,371,550      3,510,000   0.9
                                         168,000  Questar Corporation                                2,475,460      3,202,500   0.8
                                          46,300  Sonat Inc.                                         1,537,769      1,640,756   0.4
                                          60,000  The Williams Companies, Inc.                       1,978,230      3,108,750   0.8
                                                                                                   -----------   ------------  ----
                                                                                                    12,467,719     17,980,443   4.5
                --------------------------------------------------------------------------------------------------------------------
                Utilities--Water          86,200  Philadelphia Suburban Corporation                  1,869,462      1,896,400   0.5
                --------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks in the United States          96,821,303    154,483,367  39.0
====================================================================================================================================
                                                  Total Investments in Common Stocks,
                                                  Warrants & Rights                                193,272,672    362,263,629  91.5
====================================================================================================================================
                                         Face
                                         Amount            Short-Term Securities
====================================================================================================================================
                Commercial Paper*    $15,407,000  General Electric Capital Corp., 4.93%
                                                     due 6/01/1999                                  15,400,670     15,400,670   3.9
                                      16,145,000  Newell Company, 4.80% due 6/18/1999               16,101,947     16,101,947   4.1
                --------------------------------------------------------------------------------------------------------------------
                                                  Total Investments in Short-Term Securities        31,502,617     31,502,617   8.0
====================================================================================================================================
                Total Investments                                                                 $224,775,289    393,766,246  99.5
                                                                                                  ============
                Other Assets Less Liabilities                                                                       2,145,146   0.5
                                                                                                                 ------------ -----
                Net Assets                                                                                       $395,911,392 100.0%
                                                                                                                 ============ =====
====================================================================================================================================

      (a)   Warrants entitle the Fund to purchase a predetermined number of shares of Common Stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
      (b)   American Depositary Receipts (ADR).
      (c)   The rights may be exercised until 6/25/1999.
      *     Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the
            Fund.
      +     Non-income producing security.

            See Notes to Financial Statements.


                                     8 & 9

                           Merrill Lynch Global Utility Fund, Inc., May 31, 1999

STATEMENT OF ASSETS AND LIABILITIES

                   As of May 31, 1999
================================================================================================================================
Assets:            Investments, at value (identified cost--$224,775,289) (Note 1a).................                 $393,766,246
                   Cash............................................................................                          680
                   Receivables:
                     Securities sold............................................................... $  2,614,503
                     Dividends.....................................................................    1,083,158
                     Capital shares sold...........................................................      256,923       3,954,584
                                                                                                    ------------
                   Prepaid registration fees and other assets (Note 1f)............................                       28,775
                                                                                                                    ------------
                   Total assets....................................................................                  397,750,285
                                                                                                                    ------------
================================================================================================================================
Liabilities:       Payables:
                     Capital shares redeemed.......................................................    1,279,111
                     Distributor (Note 2)..........................................................      201,732
                     Investment adviser (Note 2)...................................................      184,822       1,665,665
                                                                                                    ------------
                   Accrued expenses and other liabilities..........................................                      173,228
                                                                                                                    ------------
                   Total liabilities...............................................................                    1,838,893
                                                                                                                    ------------
================================================================================================================================
Net Assets:        Net assets......................................................................                 $395,911,392
                                                                                                                    ============
================================================================================================================================
Net Assets         Class A Shares of Common Stock, $0.10 par value, 100,000,000 shares                              $    219,926
Consist of:        Class B Shares of Common Stock, $0.10 par value, 100,000,000 shares authorized..                    1,782,390
                   Class C Shares of Common Stock, $0.10 par value, 100,000,000 shares authorized..                       55,079
                   Class D Shares of Common Stock, $0.10 par value, 100,000,000 shares authorized..                       82,752
                   Paid-in capital in excess of par................................................                  221,113,438
                   Undistributed investment income--net............................................                    1,366,352
                   Undistributed realized capital gains on investments
                      foreign currency transactions--net ..........................................                    2,309,094
                   Unrealized appreciation on investments and foreign currency transactions--net...                  168,982,361
                                                                                                                    ------------
                   Net assets......................................................................                 $395,911,392
                                                                                                                    ============
================================================================================================================================
Net Asset          Class A--Based on net assets of $40,805,139 and 2,199,258 shares outstanding....                 $      18.55
Value:                                                                                                              ============
                   Class B--Based on net assets of $329,595,911 and 17,823,904 shares outstanding..                 $      18.49
                                                                                                                    ============
                   Class C--Based on net assets of $10,152,423 and 550,789 shares outstanding......                 $      18.43
                                                                                                                    ============
                   Class D--Based on net assets of $15,357,919 and 827,522 shares outstanding......                 $      18.56
                                                                                                                    ============
================================================================================================================================

            See Notes to Financial Statements.

STATEMENT OF OPERATIONS

                   For the Six Months Ended May 31, 1999
================================================================================================================================
================================================================================================================================
Investment Income  Dividends (net of $308,603 foreign withholding tax).............................                 $  4,473,043
(Notes 1d & 1e):   Interest and discount earned....................................................                      791,683
                                                                                                                    ------------
                   Total income....................................................................                    5,264,726
                                                                                                                    ------------
================================================================================================================================
Expenses:          Account maintenance and distribution fees--Class B (Note 2)..................... $  1,235,977
                   Investment advisory fees (Note 2)...............................................    1,183,543
                   Transfer agent fees--Class B (Note 2)...........................................      163,823
                   Custodian fees..................................................................       76,456
                   Accounting services (Note 2)....................................................       50,112
                   Printing and shareholder reports................................................       45,040
                   Account maintenance and distribution fees--Class C (Note 2).....................       38,004
                   Professional fees...............................................................       32,508
                   Registration fees (Note 1f).....................................................       31,012
                   Account maintenance fees--Class D (Note 2)......................................       17,219
                   Transfer agent fees--Class A (Note 2)...........................................       17,093
                   Directors' fees and expenses....................................................       16,398
                   Transfer agent fees--Class D (Note 2)...........................................        5,675
                   Transfer agent fees--Class C (Note 2)...........................................        5,107
                   Other...........................................................................        5,558
                                                                                                    ------------
                   Total expenses .................................................................                    2,923,525
                                                                                                                    ------------
                   Investment income--net..........................................................                    2,341,201
                                                                                                                    ------------
================================================================================================================================
Realized &         Realized gain (loss) from:
Unrealized Gain      Investments--net..............................................................    2,341,149
(Loss) on            Foreign currency transactions--net............................................      (32,046)      2,309,103
Investments &                                                                                       ------------
Foreign Currency   Change in unrealized appreciation/depreciation on:
Transactions--Net    Investments--net..............................................................    7,450,782
(Notes 1b, 1c,       Foreign currency transactions--net............................................      (17,927)      7,432,855
1e & 3):                                                                                            ------------    ------------
                   Net realized and unrealized gain on investments and
                     foreign currency transactions.......... ......................................                    9,741,958
                                                                                                                    ------------
                   Net Increase in Net Assets Resulting from Operations............................                 $ 12,083,159
                                                                                                                    ============
================================================================================================================================

            See Notes to Financial Statements.


                                    10 & 11

                           Merrill Lynch Global Utility Fund, Inc., May 31, 1999

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                   For the Six       For the
                                                                                                   Months Ended    Year Ended
                   Increase (Decrease) in Net Assets:                                              May 31, 1999  Nov. 30, 1998
==============================================================================================================================
Operations:        Investment income--net.......................................................   $  2,341,201   $  5,869,907
                   Realized gain on investments and foreign currency transactions--net..........      2,309,103     29,339,193
                   Change in unrealized appreciation/depreciation on investments and
                      foreign currency transactions--net .......................................      7,432,855     48,836,490
                                                                                                   ------------   ------------
                   Net increase in net assets resulting from operations.........................     12,083,159     84,045,590
                                                                                                   ------------   ------------
==============================================================================================================================
Dividends &        Investment income--net:
Distributions to     Class A....................................................................       (275,501)      (942,410)
Shareholders         Class B....................................................................       (956,638)    (4,895,531)
(Note 1g):           Class C....................................................................        (29,650)       (94,022)
                     Class D....................................................................        (78,058)      (178,336)
                   Realized gain on investments--net:
                     Class A....................................................................     (3,200,306)    (2,800,654)
                     Class B....................................................................    (24,711,996)   (21,708,174)
                     Class C....................................................................       (613,584)      (400,316)
                     Class D....................................................................       (915,061)      (489,776)
                                                                                                   ------------   ------------
                   Net decrease in net assets resulting from dividends
                      and distributions to shareholders.........................................    (30,780,794)   (31,509,219)
                                                                                                   ------------   ------------
==============================================================================================================================
Capital Share      Net increase (decrease) in net assets derived from capital
Transactions          share transactions........................................................     25,548,336    (16,180,815)
(Note 4):                                                                                          ------------   ------------
==============================================================================================================================
Net Assets:        Total increase in net assets.................................................      6,850,701     36,355,556
                   Beginning of period..........................................................    389,060,691    352,705,135
                                                                                                   ------------   ------------
                   End of period*...............................................................   $395,911,392   $389,060,691
                                                                                                   ============   ============
==============================================================================================================================
                 * Undistributed investment income--net.........................................   $  1,366,352   $    364,998
                                                                                                   ============   ============
==============================================================================================================================

            See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                               Class A
                                                                     ------------------------------------------------------------
                    The following per share data and ratios have      For the
                    been derived from information provided in        Six Months
                    the financial statements.                          Ended                For the Year Ended November 30,
                                                                       May 31,     ---------------------------------------------
                    Increase (Decrease) in Net Asset Value:             1999+         1998+      1997+        1996+       1995
=================================================================================================================================
Per Share           Net asset value, beginning of period ...........  $  19.49      $  16.97   $  15.09     $  13.52     $ 12.08
Operating                                                             --------      --------   --------     --------     -------
Performance:        Investment income--net .........................       .17           .41        .47          .50         .51
                    Realized and unrealized gain on investments
                      and foreign currency transactions--net .......       .48          3.77       2.35         1.84        1.42
                                                                      --------      --------   --------     --------     -------
                    Total from investment operations ...............       .65          4.18       2.82         2.34        1.93
                                                                      --------      --------   --------     --------     -------
                    Less dividends and distributions:
                      Investment income--net .......................      (.12)         (.42)      (.49)        (.53)       (.49)
                      Realized gain on investments--net ............     (1.47)        (1.24)      (.45)        (.24)         --
                                                                      --------      --------   --------     --------     -------
                    Total dividends and distributions ..............     (1.59)        (1.66)      (.94)        (.77)       (.49)
                                                                      --------      --------   --------     --------     -------
                    Net asset value, end of period .................  $  18.55      $  19.49   $  16.97     $  15.09     $ 13.52
                                                                      ========      ========   ========     ========    ========
=================================================================================================================================
Total Investment    Based on net asset value per share .............      3.48%++      26.47%     19.65%       17.94%      16.34%
Return:**                                                             ========      ========   ========     ========    ========
=================================================================================================================================
Ratios to Average   Expenses .......................................       .81%*         .82%       .82%         .84%        .91%
Net Assets:                                                           ========      ========   ========     ========    ========
                    Investment income--net .........................      1.84%*        2.26%      2.98%        3.51%       3.73%
                                                                      ========      ========   ========     ========    ========
=================================================================================================================================
Supplemental        Net assets, end of period (in thousands) .......  $ 40,805      $ 41,977   $ 38,825     $ 40,055    $ 44,775
Data:                                                                 ========      ========   ========     ========    ========
                    Portfolio turnover .............................      3.37%         6.56%      6.23%        5.03%       2.92%
                                                                      ========      ========   ========     ========    ========
=================================================================================================================================

      *     Annualized.
      **    Total investment returns exclude the effects of sales loads.
      +     Based on average shares outstanding.
      ++    Aggregate total investment return.

            See Notes to Financial Statements.


                                    12 & 13

                           Merrill Lynch Global Utility Fund, Inc., May 31, 1999

FINANCIAL HIGHLIGHTS (concluded)

                                                                                               Class B
                                                                     ------------------------------------------------------------
                    The following per share data and ratios have      For the
                    been derived from information provided in        Six Months
                    the financial statements.                          Ended                For the Year Ended November 30,
                                                                       May 31,     ---------------------------------------------
                    Increase (Decrease) in Net Asset Value:             1999+         1998+      1997+        1996+       1995
=================================================================================================================================
Per Share           Net asset value, beginning of period ...........  $  19.42      $  16.93   $  15.05     $  13.47     $ 12.04
Operating                                                             --------      --------   --------     --------     -------
Performance:        Investment income--net .........................       .10           .27        .35          .39         .38
                    Realized and unrealized gain on investments
                      and foreign currency transactions--net .......       .49          3.74       2.35         1.84        1.44
                                                                      --------      --------   --------     --------     -------
                    Total from investment operations ...............       .59          4.01       2.70         2.23        1.82
                                                                      --------      --------   --------     --------     -------
                    Less dividends and distributions:
                      Investment income--net .......................      (.05)         (.28)      (.37)        (.41)       (.39)
                      Realized gain on investments--net ............     (1.47)        (1.24)      (.45)        (.24)         --
                                                                      --------      --------   --------     --------     -------
                    Total dividends and distributions ..............     (1.52)        (1.52)      (.82)        (.65)       (.39)
                                                                      --------      --------   --------     --------     -------
                    Net asset value, end of period .................  $  18.49      $  19.42   $  16.93     $  15.05     $ 13.47
                                                                      ========      ========   ========     ========    ========
=================================================================================================================================
Total Investment    Based on net asset value per share .............      3.15%++      25.40%     18.77%       17.07%      15.38%
Return:**                                                             ========      ========   ========     ========    ========
=================================================================================================================================
Ratios to Average   Expenses .......................................      1.58%*        1.59%      1.59%        1.61%       1.68%
Net Assets:                                                           ========      ========   ========     ========    ========
                    Investment income--net .........................      1.09%*        1.48%      2.22%        2.74%       2.95%
                                                                      ========      ========   ========     ========    ========
=================================================================================================================================
Supplemental        Net assets, end of period (in thousands) .......  $329,596      $327,589   $301,459     $335,487    $381,098
Data:                                                                 ========      ========   ========     ========    ========
                    Portfolio turnover .............................      3.37%         6.56%      6.23%        5.03%       2.92%
                                                                      ========      ========   ========     ========    ========
=================================================================================================================================

                                                                                               Class C
                                                                     ------------------------------------------------------------
                    The following per share data and ratios have      For the
                    been derived from information provided in        Six Months
                    the financial statements.                          Ended                For the Year Ended November 30,
                                                                       May 31,     ---------------------------------------------
                    Increase (Decrease) in Net Asset Value:             1999+         1998+      1997+        1996+       1995
=================================================================================================================================
Per Share           Net asset value, beginning of period ...........  $  19.37      $  16.89   $  15.03     $  13.46     $ 12.05
Operating                                                             --------      --------   --------     --------     -------
Performance:        Investment income--net .........................       .10           .25        .33          .38         .39
                    Realized and unrealized gain on investments
                      and foreign currency transactions--net .......       .49          3.73       2.35         1.84        1.43
                                                                      --------      --------   --------     --------     -------
                    Total from investment operations ...............       .59          3.98       2.68         2.22        1.82
                                                                      --------      --------   --------     --------     -------

                    Less dividends and distributions:
                      Investment income--net .......................      (.06)         (.26)      (.37)        (.41)       (.41)
                      Realized gain on investments--net ............     (1.47)        (1.24)      (.45)        (.24)         --
                                                                      --------      --------   --------     --------     -------
                    Total dividends and distributions ..............     (1.53)        (1.50)      (.82)        (.65)       (.41)
                                                                      --------      --------   --------     --------     -------
                    Net asset value, end of period .................  $  18.43      $  19.37   $  16.89     $  15.03     $ 13.46
                                                                      ========      ========   ========     ========    ========
=================================================================================================================================
Total Investment    Based on net asset value per share .............      3.11%++      25.34%     18.66%       17.03%      15.38%
Return:**                                                             ========      ========   ========     ========    ========
=================================================================================================================================
Ratios to Average   Expenses .......................................      1.64%*        1.64%      1.63%        1.66%       1.73%
Net Assets:                                                           ========      ========   ========     ========    ========
                    Investment income--net .........................      1.06%*        1.38%      2.07%        2.65%       2.85%
                                                                      ========      ========   ========     ========    ========
=================================================================================================================================
Supplemental        Net assets, end of period (in thousands) .......  $ 10,152      $  7,954   $  5,486     $  3,325     $ 2,072
Data:                                                                 ========      ========   ========     ========    ========
                    Portfolio turnover .............................      3.37%         6.56%     6.23%         5.03%       2.92%
                                                                      ========      ========   ========     ========    ========
=================================================================================================================================

                                                                                               Class D
                                                                     ------------------------------------------------------------
                    The following per share data and ratios have      For the
                    been derived from information provided in        Six Months
                    the financial statements.                          Ended                For the Year Ended November 30,
                                                                       May 31,     ---------------------------------------------
                    Increase (Decrease) in Net Asset Value:             1999+         1998+      1997+        1996+       1995
=================================================================================================================================
Per Share           Net asset value, beginning of period ...........  $  19.49      $  16.98   $  15.10     $  13.55     $ 12.09
Operating                                                             --------      --------   --------     --------     -------
Performance:        Investment income--net .........................       .15           .36        .43          .50         .52
                    Realized and unrealized gain on investments
                    and foreign currency transactions--net .........       .49          3.77       2.35         1.79        1.40
                                                                      --------      --------   --------     --------     -------
                    Total from investment operations ...............       .64          4.13       2.78         2.29        1.92
                                                                      --------      --------   --------     --------     -------
                    Less dividends and distributions:
                      Investment income--net .......................      (.10)         (.38)      (.45)        (.50)       (.46)
                      Realized gain on investments--net ............     (1.47)        (1.24)      (.45)        (.24)         --
                                                                      --------      --------   --------     --------     -------
                    Total dividends and distributions ..............     (1.57)        (1.62)      (.90)        (.74)       (.46)
                                                                      --------      --------   --------     --------     -------
                    Net asset value, end of period .................  $  18.56     $  19.49$      16.98     $  15.10     $ 13.55
                                                                      ========      ========   ========     ========    ========
=================================================================================================================================
Total Investment    Based on net asset value per share .............      3.42%++      26.09%     19.35%       17.45%      16.21%
Return:**                                                             ========      ========   ========     ========    ========

=================================================================================================================================
Ratios to Average   Expenses .......................................      1.06%*        1.07%      1.06%        1.07%       1.15%
Net Assets:                                                           ========      ========   ========     ========    ========
                    Investment income--net .........................      1.65%*        1.97%      2.70%        3.30%       3.36%
                                                                      ========      ========   ========     ========    ========
=================================================================================================================================
Supplemental        Net assets, end of period (in thousands) .......  $ 15,358     $ 11,541$      6,935     $  4,365     $ 1,516
Data:                                                                 ========      ========   ========     ========    ========
                    Portfolio turnover .............................      3.37%         6.56%      6.23%        5.03%       2.92%
                                                                      ========      ========   ========     ========    ========
=================================================================================================================================

      *     Annualized.
      **    Total investment returns exclude the effects of sales loads.
      +     Based on average shares outstanding.
      ++    Aggregate total investment return.

            See Notes to Financial Statements.


                                    14 & 15

                           Merrill Lynch Global Utility Fund, Inc., May 31, 1999

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Global Utility Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select PricingSM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of securities--Portfolio securities which are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

(b) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(c) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Options--The Fund is authorized to write and purchase call options and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the con tract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts.

o Foreign currency options and futures--The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

(d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of discount) is recognized on the accrual basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend dates. Realized gains and losses on security transactions are determined on the identified cost basis.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Fund. For such services, the Fund pays a monthly fee of 0.60%, on an annual basis, of the average daily value of the Fund's net assets.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                               Account              Distribution
                                           Maintenance Fee               Fee
--------------------------------------------------------------------------------
Class B ..................................       0.25%                  0.50%
Class C ..................................       0.25%                  0.55%
Class D ..................................       0.25%                    --
--------------------------------------------------------------------------------


                                    16 & 17

                           Merrill Lynch Global Utility Fund, Inc., May 31, 1999


NOTES TO FINANCIAL STATEMENTS (concluded)

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended May 31, 1999, MLFD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                                  MLFD                   MLPF&S
--------------------------------------------------------------------------------
Class A .................................       $   104                 $ 1,401
Class D .................................       $13,987                 $ 1,308
--------------------------------------------------------------------------------

For the six months ended May 31, 1999, MLPF&S received contingent deferred sales charges of $76,436 and $1,575, relating to transactions in Class B Shares and Class C Shares, respectively.

In addition, MLPF&S received $15,520 in commissions on the execution of portfolio security transactions for the Fund for the six months ended May 31, 1999.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of MLAM, PSI, FDS, PFD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended May 31, 1999 were $12,372,147 and $13,856,978, respectively.

Net realized gains (losses) for the six months ended May 31, 1999 and net unrealized gains (losses) as of May 31, 1999 were as follows:

--------------------------------------------------------------------------------
                                             Realized              Unrealized
                                          Gains (Losses)         Gains (Losses)
--------------------------------------------------------------------------------
Long-term investments ...................  $  2,341,149          $  168,990,957
Foreign currency transactions ...........       (32,046)                 (8,596)
                                           ------------          --------------
Total ...................................  $  2,309,103          $  168,982,361
                                           ============          ==============
--------------------------------------------------------------------------------

As of May 31, 1999, net unrealized appreciation for Federal income tax purposes aggregated $168,990,957, of which $174,792,311 related to appreciated securities and $5,801,354 related to depreciated securities. The aggregate cost of investments at May 31, 1999 for Federal income tax purposes was $224,775,289.

4. Capital Share Transactions:

Net increase (decrease) in net assets derived from capital share transactions was $25,548,336 and ($16,180,815) for the six months ended May 31, 1999 and for the year ended November 30, 1998, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                      Dollar
Ended May 31, 1999                               Shares                Amount
--------------------------------------------------------------------------------
Shares sold .............................        460,727           $  8,671,350
Shares issued to shareholders
in reinvestment of dividends
and distributions .......................        151,390              2,775,990
                                             -----------           ------------
Total issued ............................        612,117             11,447,340
Shares redeemed .........................       (567,022)           (10,596,841)
                                             -----------           ------------
Net increase ............................         45,095           $    850,499
                                             ===========           ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended November 30, 1998                          Shares                Amount
--------------------------------------------------------------------------------
Shares sold .............................        431,597           $  7,895,940
Shares issued to shareholders
in reinvestment of dividends
and distributions .......................        179,840              2,998,839
                                             -----------           ------------
Total issued ............................        611,437             10,894,779
Shares redeemed .........................       (744,730)           (13,435,233)
                                             -----------           ------------
Net decrease ............................       (133,293)          $ (2,540,454)
                                             ===========           ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Six Months                                      Dollar
Ended May 31, 1999                               Shares                Amount
--------------------------------------------------------------------------------
Shares sold .............................      1,960,434           $ 36,635,125
Shares issued to shareholders
in reinvestment of dividends
and distributions .......................      1,090,530             19,944,062
                                             -----------           ------------
Total issued ............................      3,050,964             56,579,187
Automatic conversion of shares ..........        (20,521)              (384,555)
Shares redeemed .........................     (2,070,925)           (38,548,826)
                                             -----------           ------------
Net increase ............................        959,518           $ 17,645,806
                                             ===========           ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                            Dollar
Ended November 30, 1998                          Shares                Amount
--------------------------------------------------------------------------------
Shares sold .............................      1,798,516           $ 32,421,070
Shares issued to shareholders
in reinvestment of dividends
and distributions .......................      1,251,468             20,655,107
                                             -----------           ------------
Total issued ............................      3,049,984             53,076,177
Automatic conversion of shares ..........        (55,904)            (1,011,761)
Shares redeemed .........................     (3,938,213)           (70,455,451)
                                             -----------           ------------
Net decrease ............................       (944,133)          $(18,391,035)
                                             ===========           ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Six Months                                      Dollar
Ended May 31, 1999                               Shares                Amount
--------------------------------------------------------------------------------
Shares sold .............................        193,663            $ 3,619,997
Shares issued to shareholders
in reinvestment of dividends
and distributions .......................         30,849                562,620
                                             -----------            -----------
Total issued ............................        224,512              4,182,617
Shares redeemed .........................        (84,267)            (1,555,912)
                                             -----------            -----------
Net increase ............................        140,245            $ 2,626,705
                                             ===========            ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Year                                            Dollar
Ended November 30, 1998                          Shares                Amount
--------------------------------------------------------------------------------
Shares sold .............................        160,601            $ 2,882,085
Shares issued to shareholders
in reinvestment of dividends
and distributions .......................         25,572                421,385
                                             -----------            -----------
Total issued ............................        186,173              3,303,470
Shares redeemed .........................       (100,433)            (1,783,048)
                                             -----------            -----------
Net increase ............................         85,740            $ 1,520,422
                                             ===========            ===========
--------------------------------------------------------------------------------
Class D Shares for the Six Months                                      Dollar
Ended May 31, 1999                               Shares                Amount
--------------------------------------------------------------------------------
Shares sold .............................        278,776            $ 5,229,936
Automatic conversion of shares ..........         20,442                384,555
Shares issued to shareholders
in reinvestment of dividends
and distributions .......................         46,223                848,030
                                             -----------            -----------
Total issued ............................        345,441              6,462,521
Shares redeemed .........................       (109,991)            (2,037,195)
                                             -----------            -----------
Net increase ............................        235,450            $ 4,425,326
                                             ===========            ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                            Dollar
Ended November 30, 1998                          Shares                Amount
--------------------------------------------------------------------------------
Shares sold .............................        476,893            $ 8,231,578
Automatic conversion of shares ..........         55,711              1,011,761
Shares issued to shareholders
in reinvestment of dividends
and distributions .......................         33,182                554,571
                                             -----------            -----------
Total issued ............................        565,786              9,797,910
Shares redeemed .........................       (382,059)            (6,567,658)
                                             -----------            -----------
Net increase ............................        183,727            $ 3,230,252
                                             ===========            ===========
--------------------------------------------------------------------------------

5. Subsequent Event:

On July 8, 1999, the Fund's Board of Directors declared an ordinary income dividend in the amount of $.111393 per Class A Share, $.074864 per Class B Share, $.070686 per Class C Share and $.099714 per Class D Share, payable on July 15, 1999 to shareholders of record as of July 7, 1999.


                                    18 & 19

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Global Utility Fund, Inc.
Box 9011
Princeton, NJ
08543-9011                                                          #11693--5/99

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